General information (Details) $ in Thousands			2 Months Ended		12 Months Ended
	Dec. 31, 2020 item	Jun. 04, 2020	Jun. 30, 2020	May 10, 2020	Dec. 31, 2020 USD ($) item
Atacocha underground assets
General information
Impairment loss | $					$ 10,055
Peru | Cajamarquilla
General information
Operated percentage of normal operating capacity				50.00%
Brazil | Juiz de Fora
General information
Operated percentage of normal operating capacity			60.00%
Mining
General information
Number of mines	5				5
Mining | Peru
General information
Number of mines	3				3
Mining | Brazil
General information
Number of mines	2				2
Smelting
General information
Number of operating units	3				3
Smelting | Peru
General information
Number of operating units	1				1
Smelting | Brazil
General information
Number of operating units	2				2
Votorantim S.A.
General information
Percentage of equity interest held by the controlling shareholder (as a percent)	64.68%	64.68%